Share-Based Compensation - Schedule of Exercise Prices and Remaining Contractual Life (Details)	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Number of options outstanding	2,898,015
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	2,315,048
Option [Member] | Exercise Price One [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.42
Number of options outstanding	15,000
Remaining contractual Life (in years)	9 years 6 months
Intrinsic Value of Options Outstanding (in Dollars) | $
Option [Member] | Exercise Price Two [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.69
Number of options outstanding	90,304
Remaining contractual Life (in years)	2 years 2 months 4 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	90,304
Option [Member] | Exercise Price Three [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.69
Number of options outstanding	559,288
Remaining contractual Life (in years)	9 years 3 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	559,288
Option [Member] | Exercise Price Four [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.21
Number of options outstanding	224,000
Remaining contractual Life (in years)	9 years 1 month 17 days
Intrinsic Value of Options Outstanding (in Dollars) | $
Option [Member] | Exercise Price Five [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.53
Number of options outstanding	53,192
Remaining contractual Life (in years)	8 years 10 months 2 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	13,298
Option [Member] | Exercise Price Six [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.66
Number of options outstanding	250,000
Remaining contractual Life (in years)	5 years 4 months 2 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	250,000
Option [Member] | Exercise Price Seven [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 4.68
Number of options outstanding	31,500
Remaining contractual Life (in years)	5 years 3 months
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	31,500
Option [Member] | Exercise Price Eight [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 5.34
Number of options outstanding	152,250
Remaining contractual Life (in years)	7 years 3 months
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	78,500
Option [Member] | Exercise Price Nine [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 5.34
Number of options outstanding	442,410
Remaining contractual Life (in years)	7 years 10 months 17 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	287,087
Option [Member] | Exercise Price Ten [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 5.97
Number of options outstanding	150,000
Remaining contractual Life (in years)	7 years 10 months 17 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	75,000
Option [Member] | Exercise Price Elevan [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 6.22
Number of options outstanding	147,536
Remaining contractual Life (in years)	1 year 5 months 19 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	147,536
Option [Member] | Exercise Price Twelve [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 6.22
Number of options outstanding	332,110
Remaining contractual Life (in years)	9 years 3 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	332,110
Option [Member] | Exercise Price Thirteen [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 8.19
Number of options outstanding	150,000
Remaining contractual Life (in years)	9 years 3 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	150,000
Option [Member] | Exercise Price Fourteen [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 9.02
Number of options outstanding	40,500
Remaining contractual Life (in years)	5 years 10 months 13 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	40,500
Option [Member] | Exercise Price Fifteen [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 10.12
Number of options outstanding	2,421
Remaining contractual Life (in years)	3 years 10 months 13 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	2,421
Option [Member] | Exercise Price Sixteen [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 10.12
Number of options outstanding	6,534
Remaining contractual Life (in years)	9 years 3 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	6,534
Option [Member] | Exercise Price Seventeen [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 12.23
Number of options outstanding	250,000
Remaining contractual Life (in years)	6 years 4 months 28 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	250,000
Option [Member] | Exercise Price Eighteen [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 21.4
Number of options outstanding	970
Remaining contractual Life (in years)	9 years 3 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	970